Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 1,308
Minimum lease payments to be received, 1 to 2 years	1,308
Minimum lease payments to be received, 2 to 3 years	1,270
Minimum lease payments to be received, 3 to 4 years	1,243
Minimum lease payments to be received, 4 to 5 years	1,243
Minimum lease payments to be received, More than 5 years	7,638
Minimum lease payments to be received, Total	¥ 14,010